Investments (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Opening balance	$ 267,623	$ 280,450	$ 286,698
Release of provision for investment in debt securities	515	(12,827)	(6,248)
Ending balance	$ 268,138	$ 267,623	$ 280,450